Astoria US Quality Kings ETF
Schedule of Investments
August 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 96.8%
Advertising - 2.0%
17,775	Interpublic Group of Cos., Inc.	$579,642
7,110	Omnicom Group, Inc.	575,980
		1,155,622
Aerospace & Defense - 1.1%
1,422	Lockheed Martin Corp.	637,553
Agricultural & Farm Machinery - 1.0%
4,503	AGCO Corp.	583,273
Agricultural Products & Services - 2.0%
6,873	Archer-Daniels-Midland Co.	545,029
5,451	Bunge Ltd. ADR (b)	623,158
		1,168,187
Air Freight & Logistics - 1.0%
4,740	Expeditors International of Washington, Inc.	553,205
Application Software - 1.1%
1,185	Intuit, Inc.	642,045
Asset Management & Custody Banks - 1.0%
1,659	Ameriprise Financial, Inc.	560,045
Automotive Retail - 1.0%
1,896	Murphy USA, Inc.	602,245
Biotechnology - 2.2%
2,607	Amgen, Inc.	668,278
7,584	Gilead Sciences, Inc.	580,024
		1,248,302
Broadcasting - 2.0%
17,775	Fox Corp. - Class A	587,642
3,318	Nexstar Media Group, Inc.	540,170
		1,127,812
Building Products - 2.1%
4,029	Builders FirstSource, Inc. (a)	584,366
4,266	Owens Corning	613,920
		1,198,286
Cable & Satellite - 2.1%
1,422	Charter Communications, Inc. - Class A (a)	623,007
13,035	Comcast Corp. - Class A	609,517
		1,232,524
Communications Equipment - 1.1%
11,376	Cisco Systems, Inc.	652,414
Construction Machinery & Heavy Transportation Equipment - 1.2%
2,370	Caterpillar, Inc.	666,278
Consumer Finance - 1.8%
5,688	Discover Financial Services	512,318
17,064	Synchrony Financial	550,826
		1,063,144
Diversified Banks - 0.9%
10,902	Comerica, Inc.	524,495
Electric Utilities - 0.9%
9,480	Xcel Energy, Inc.	541,592
Electronic Components - 1.1%
6,873	Amphenol Corp. - Class A	607,436
Electronic Equipment & Instruments - 0.8%
3,555	Keysight Technologies, Inc. (a)	473,882
Electronic Manufacturing Services - 2.0%
5,451	Jabil, Inc.	623,703
4,029	TE Connectivity Ltd. ADR (b)	533,399
		1,157,102
Fertilizers & Agricultural Chemicals - 1.0%
7,347	CF Industries Holdings, Inc.	566,233
Food Distributors - 1.0%
7,821	Sysco Corp.	544,733
Food Retail - 1.0%
12,087	Kroger Co.	560,716
Health Care Distributors - 2.9%
6,399	Cardinal Health, Inc.	558,825
3,081	Cencora, Inc.	542,194
1,422	McKesson Corp.	586,319
		1,687,338
Health Care Services - 1.0%
2,133	Cigna Group	589,263
Home Improvement Retail - 1.1%
1,896	Home Depot, Inc.	626,249
Homebuilding - 4.9%
4,740	D.R. Horton, Inc.	564,155
4,740	Lennar Corp. - Class A	564,487
4,029	Meritage Homes Corp.	560,192
6,873	PulteGroup, Inc.	563,998
7,347	Toll Brothers, Inc.	601,940
		2,854,772
Homefurnishing Retail - 1.0%
4,266	Williams-Sonoma, Inc.	602,359
Household Products - 1.0%
4,503	Kimberly-Clark Corp.	580,121
Human Resource & Employment Services - 1.0%
8,058	Robert Half, Inc.	595,970
Integrated Telecommunication Services - 1.0%
17,301	Verizon Communications, Inc.	605,189
Investment Banking & Brokerage - 1.1%
6,873	Interactive Brokers Group, Inc. - Class A	625,993
IT Consulting & Other Services - 2.2%
1,896	Accenture PLC - Class A ADR (b)	613,868
9,006	Cognizant Technology Solutions Corp. - Class A	644,920
		1,258,788
Leisure Products - 0.9%
4,503	Polaris, Inc.	504,741
Life & Health Insurance - 3.0%
5,214	Globe Life, Inc.	581,726
7,347	Principal Financial Group, Inc.	570,935
12,087	Unum Group	594,560
		1,747,221
Life Sciences Tools & Services - 1.0%
4,740	Agilent Technologies, Inc.	573,872
Managed Health Care - 2.8%
1,185	Elevance Health, Inc.	523,782
1,185	Humana, Inc.	547,032
1,185	UnitedHealth Group, Inc.	564,747
		1,635,561
Movies & Entertainment - 1.1%
1,422	Netflix, Inc. (a)	616,693
Multi-Utilities - 1.9%
6,162	Consolidated Edison, Inc.	548,172
9,480	Public Service Enterprise Group, Inc.	579,038
		1,127,210
Oil & Gas Exploration & Production - 2.1%
3,792	Chord Energy Corp.	612,408
13,035	Ovintiv, Inc.	612,124
		1,224,532
Oil & Gas Refining & Marketing - 2.0%
12,561	PBF Energy, Inc. - Class A	588,985
4,503	Valero Energy Corp.	584,940
		1,173,925
Other Specialty Retail - 1.0%
16,116	Bath & Body Works, Inc.	594,197
Pharmaceuticals - 3.0%
5,451	Merck & Co., Inc.	594,050
26,781	Organon & Co.	588,111
16,353	Pfizer, Inc.	578,569
		1,760,730
Regional Banks - 3.7%
5,688	Cullen/Frost Bankers, Inc.	537,687
9,480	East West Bancorp, Inc.	524,623
43,371	New York Community Bancorp, Inc.	532,596
29,388	Regions Financial Corp.	538,976
		2,133,882
Restaurants - 1.0%
1,422	Domino's Pizza, Inc.	550,883
Semiconductor Materials & Equipment - 4.9%
3,792	Applied Materials, Inc.	579,266
3,081	Axcelis Technologies, Inc. (a)	592,014
1,185	KLA Corp.	594,716
711	Lam Research Corp.	499,406
5,451	Teradyne, Inc.	587,999
		2,853,401
Semiconductors - 8.8%
711	Broadcom, Inc.	656,175
6,399	Microchip Technology, Inc.	523,694
1,185	Monolithic Power Systems, Inc.	617,634
1,185	NVIDIA Corp.	584,857
2,607	NXP Semiconductors N.V. ADR (b)	536,312
5,688	ON Semiconductor Corp. (a)	560,040
4,503	Qualcomm, Inc.	515,729
5,214	Skyworks Solutions, Inc.	566,970
3,318	Texas Instruments, Inc.	557,623
		5,119,034
Steel - 1.1%
5,688	Steel Dynamics, Inc.	606,284
Systems Software - 2.0%
30,336	Gen Digital, Inc.	614,304
1,659	Microsoft Corp.	543,754
		1,158,058
Technology Distributors - 1.1%
3,081	CDW Corp.	650,553
Technology Hardware, Storage & Peripherals - 2.8%
3,081	Apple, Inc.	578,827
7,584	NetApp, Inc.	581,693
1,659	Super Micro Computer, Inc. (a)	456,358
		1,616,878
Tobacco - 2.0%
13,035	Altria Group, Inc.	576,408
5,925	Philip Morris International, Inc.	569,156
		1,145,564
Trading Companies & Distributors - 2.0%
1,422	United Rentals, Inc.	677,640
711	W.W. Grainger, Inc.	507,754
		1,185,394
	TOTAL COMMON STOCKS (Cost $56,848,807)	56,071,779

REAL ESTATE INVESTMENT TRUSTS - 2.8%
Hotel & Resort - 0.9%
32,706	Host Hotels & Resorts, Inc.	516,428
Retail - 0.9%
4,740	Simon Property Group, Inc.	537,943
Timber - 1.0%
17,538	Weyerhaeuser Co.	574,370
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,726,467)	1,628,741

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
186,846	First American Government Obligations Fund - Class X, 5.25% (c)	186,846
	TOTAL SHORT-TERM INVESTMENTS (Cost $186,846)	186,846

	TOTAL INVESTMENTS (Cost $58,762,120) - 99.9%	$57,887,366
	Other Assets in Excess of Liabilities - 0.1%	83,891
	TOTAL NET ASSETS - 100.0%	$57,971,257

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of August 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of August 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Astoria US Quality Kings ETF
Assets*
Common Stocks	$56,071,779	$-	$-	$56,071,779
REIT - Domestic	1,628,741	-	-	1,628,741
Short Term Investments	186,846	-	-	186,846
Total Investments in Securities	$57,887,366	$-	$-	$57,887,366

*For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended August 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.